Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 617,071	$ 2,201,006
Less: allowance for credit losses
Accounts receivable, net	$ 617,071	$ 2,201,006